Other Assets - Summary of Other Assets (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure of Detailed Information about Other Assets [Abstract]
Receivables from employees	[1]	R$ 29,242	R$ 18,820
Related parties' receivables	[2]	23,297	4
Employees loans	[3]	15,100	5,519
Advances to projects in progress	[4]	14,314	12,771
Finix Transaction Receivable	[5]	12,075	0
Prepaid expenses		5,392	319
Guarantee deposits	[6]	1,096	494
Sundry advances		333	152
Sublease receivables		232	224
Others		3,660	233
Other assets		104,741	38,536
Current		55,273	19,109
Non-current		R$ 49,468	R$ 19,427

[1]	Refers to an intercompany transaction. See Note 22 (d) for more details
[2]	Refers to an intercompany transaction. See Note 22 (b) for more details.
[3]	Refers to amounts receivable from employees.
[4]	Refers to costs incurred by projects related to funds administered by Vinci Compass, that are initially paid by the Group and subsequently reimbursed.
[5]	The amount is related to the sale of Fingroup shares, occurred on October 14, 2024. Before the business combination, Compass held 50% of ownership interest in Fingroup, sold before the closing date of the business combination. The outstanding receivable comprises 25% of the transaction, which will be received in two equal installments, on April 30, 2025, and April 30, 2026.
[6]	Refers mainly to a security deposit of a lease.